Operating Leases - Rental Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Rental income	¥ 128,074	¥ 81,348	¥ 79,254